Share-based Payment Arrangements - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail)	1 Months Ended								7 Months Ended
	Jul. 31, 2022 yr $ / shares	Jan. 31, 2022 yr $ / shares	Dec. 31, 2020 yr $ / shares	Jul. 31, 2017 yr $ / shares	Jul. 31, 2016 yr $ / shares	Jul. 31, 2015 yr $ / shares	Jul. 31, 2014 yr $ / shares	Jul. 31, 2013 yr $ / shares	Jul. 31, 2021 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price	$ 0.50	$ 1.12	$ 2.22	$ 1.28	$ 2.26	$ 1.88	$ 1.36	$ 1.36
Exercise price	$ 0.50	$ 0.52	$ 0.52	$ 1.28	$ 2.26		$ 1.36		$ 0.52
Expected volatility	118.20%	122.10%	66.25%	38.33%	39.34%	36.37%	50.86%	50.58%
Expected life | yr				10	10	10	10	10
Risk-free interest rate				1.10%	1.46%	2.43%	2.58%	2.50%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price									$ 2.35
Exercise price						$ 1.36		$ 0.80
Expected volatility									59.99%
Expected life | yr	5.25	5.25	5.25						5.25
Risk-free interest rate	2.90%	3.05%	3.05%						3.05%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price									$ 4.12
Exercise price						$ 1.88		$ 1.36
Expected volatility									64.92%
Expected life | yr	7	7	7						7
Risk-free interest rate	2.91%	3.06%	3.06%						3.06%